NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets and disposal group	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets and disposal group [Line Items]
Total	34	6
Boeing 767 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets and disposal group [Line Items]
Total	3	6
Airbus A320 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets and disposal group [Line Items]
Total	3
Airbus A319 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of fleet classified as non-current assets and disposal group [Line Items]
Total	28